Warrants (Details) - Schedule of fair value of the outstanding warrants - Stock Options [Member]	12 Months Ended
Dec. 31, 2021 $ / shares
Warrants (Details) - Schedule of fair value of the outstanding warrants [Line Items]
Market price per share (USD/share) (in Dollars per share)	$ 10.37
Exercise price (USD/share) (in Dollars per share)	$ 17.6
Risk free rate	1.16%
Dividend yield	0.00%
Expected term/Contractual life (years)	4 years 3 months 25 days
Expected volatility	147.33%